Condensed Consolidated Statements of Comprehensive Income / (Loss) (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (102,080)	$ (3,204)	$ (99,973)	$ 99,232
Other comprehensive loss:
Foreign currency translation adjustments, net of tax benefit of $207 for the three months ended September 30, 2025 and $$75.0 for the nine months ended September 30, 2025	(1,754)	0	(631)	0
Comprehensive income (loss) attributable to stockholders, net of tax	$ (103,834)	$ (3,204)	$ (100,604)	$ 99,232